Concentration of Credit Risks (Advantage Hand Therapy and Orthopedic Rehabilitation, LLC)	6 Months Ended
Jun. 30, 2018
Concentration of Credit Risks

Note 3 – Concentration of Credit Risks

Cash

The Company places its cash with high credit quality financial institutions. Cash and cash equivalents in excess of the Federal Deposit Insurance Corporation (“FDIC”) coverage of $250,000 per financial institution was $0, $619,517, and $0 for the years ended December 31 2017, December 31, 2016 and the six month period ended June 30, 2018. The Company maintains its cash in accounts at financial institutions, which may, at times, exceed federally-insured limits. The Company has not experienced any losses on such accounts and does not feel it is exposed to any significant risk with respect to cash.

Revenue and Accounts Receivable

The Company had the following revenue and accounts receivable concentrations:

	December 31				June 30
	2017		2016		2018 (unaudited)		2017 (unaudited)
	% of Revenue	% of Accounts Receivable	% of Revenue	% of Accounts Receivable	% of Revenue	% of Accounts Receivable	% of Revenue	% of Accounts Receivable

Patient payment	56%	56%	0%	0%	62%	62%	69%	69%
Medicare payment	12%	12%	0%	0%	16%	16%	12%	12%
Insurance payment	32%	32%	0%	0%	22%	22%	19%	19%

Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member]
Concentration of Credit Risks

Note 3 – Concentration of Credit Risks

Cash

The Company places its cash with high credit quality financial institutions. The Company had no cash in excess of the Federal Deposit Insurance Corporation (“FDIC”) coverage of $250,000 per financial institution for the years ended December 31 2017, December 31, 2016 and the six month period ended June 30, 2018. The Company maintains its cash in accounts at financial institutions, which may, at times, exceed federally-insured limits. The Company has not experienced any losses on such accounts and does not feel it is exposed to any significant risk with respect to cash.